Statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income for the year	$ 37,769,924	$ 6,524,395
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Realized gains on redemptions and sales of bullion	(5,417,320)	(923,964)
Change in unrealized gains on bullion	(33,932,533)	(6,643,266)
Net changes in operating assets and liabilities
Increase in accounts payable	126,629	2,350
Increase in prepaid assets		5,645
Net cash used in operating activities	(1,453,300)	(1,034,840)
Cash flows from investing activities
Purchases of bullion	(1,733,951)
Sales of bullion	1,034,956	1,215,065
Net cash provided by investing activities	(698,995)	1,215,065
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	2,424,069
Payments on redemption of Units (note 7)	(85,573)	(94,015)
Underwriting commissions and issue expenses	(11,719)	(5,645)
Net cash used in financing activities	2,326,777	(99,660)
Net increase in cash during the year	174,482	80,565
Cash at beginning of year	94,846	14,281
Cash at end of year	$ 269,328	$ 94,846